Property, Plant And Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant And Equipment
Property, Plant And Equipment

NOTE 5. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment is summarized as follows at December 31:

	Lives (years)	2011	2010
Land	-	$1,689	$1,694
Buildings and improvements	10-45	28,054	25,979
Central office equipment[1]	3-10	83,824	79,607
Cable, wiring and conduit	10-50	78,431	75,732
Other equipment	5-20	53,104	46,622
Software	3-5	10,041	9,219
Under construction	-	5,136	4,980
		260,279	243,833
Accumulated depreciation and amortization		153,192	140,637
Property, plant and equipment - net		$107,087	$103,196
[1]	Includes certain network software.

Our depreciation expense was $16,368 in 2011, $16,402 in 2010 and $15,849 in 2009. Depreciation expense included amortization of software totaling $2,243 in 2011, $2,515 in 2010 and $1,731 in 2009.

Certain facilities and equipment used in operations are leased under operating or capital leases. Rental expenses under operating leases were $3,610 for 2011, $3,060 for 2010, and $2,889 for 2009. At December 31, 2011, the future minimum rental payments under noncancelable operating leases for the years 2012 through 2016 were $2,462, $2,459, $2,321, $2,183, and $2,032, with $11,785 due thereafter. Certain real estate operating leases contain renewal options that may be exercised. Capital leases are not significant.